Related Party Transactions - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Mar. 31, 2024		Feb. 26, 2024
Defined Benefit Plan Disclosure [Line Items]
Principal amount	$ 17,819,220,000			$ 31,750,001,000
Number of Warrants Outstanding	9,196,627	[1],[2]		14,823,917	[3]
Cue Health, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Purcahses made from related party	$ 0		$ 1,000,000
Outstanding common stock owned by director, percentage	9.60%
Cue Health, Inc. [Member] | COVID-19 Test Cartridges [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount on subscription arrangement	14.00%
Cue Health, Inc. [Member] | COVID-19 Test Readers [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount on subscription arrangement	20.00%
ACME II [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount	$ 5,100,000
Number of Warrants Outstanding	2,212,768
Chris C. Kemp [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount	$ 2,000,000
Number of Warrants Outstanding	866,337
Adam London [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount	$ 1,000,000					$ 150,000
Number of Warrants Outstanding	433,168

[1]	Includes the warrants issued on August 4, 2023, which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
[2]	The initial purchase price of the Convertible Notes, Company Warrants and Original Warrants for each of the investors was as follows: Investor Convertible Notes Company Warrants Original Warrants JMCM Holdings LLC $ 9,691,730 $ 1,023,044 $ 6,005,975 SherpaVentures Fund II, LP 5,127,490 276,596 — Founders: Chris C. Kemp, Trustee of the Chris Kemp Living Trust dated February 10, 2021 2,000,000 108,292 — Adam London 1,000,000 54,146 — Total Convertible Notes and Warrants $ 17,819,220 $ 1,462,078 $ 6,005,975
[3]	Includes the warrants issued on August 4, 2023 (the “Original Warrants”), which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.